Defined Asset Funds [Registered]
Baby Boom Economy Portfolio [SM]
- Growth & Income
                                                  Se ries 00B [8/31/00 - Current
                                                   Off ering] | cusip: 29471T170

Fund Overview

As of September 06, 2000

Closing NAV: 0.96790   Previous Close: 0.98539   Change: -0.01749
% Change:   -1.77000%

[A 3-by-3 square chart illustrates various risk levels (red indicating the highest and blue the lowest) associated with value, blend and growth of small-, mid-, and large-cap investments. The square corresponding to large-cap growth is marked in light green, indicating low risk level.]

The Objective:
The Portfolio seeks total return through capital appreciation and current income, by investing approximately 75% of its assets in a diversified portfolio of global equity securities and 25% in fixed-income securities for about one year.

The Strategy:
The baby boomers, the generation born between 1946 and 1964, have remarkably consistent saving, spending and lifestyle patterns. Their past spending appears to have a direct correlation with the growth of certain industries that meet the boomers' needs. We believe that as the baby boomers and their children mature and adjust their lives for later years, spending patterns are likely to have a positive effect on the industries represented in the Portfolio.

The Portfolio invests approximately 75% of its assets in a number of stocks favored by demographic trends - companies which we expect to experience growth as baby boomers grow older. Portfolio Consultants William Sterling and Stephen Waite, authors of the book "Boomernomics," have selected the stocks for this Portfolio with the aid of their team of financial professionals. They believe that in the decade to come, economic globalization and advances in technology, coupled with the spending and saving patterns of this demographic group, are likely to have an important impact on the health-care, technology, telecommunications, consumer products and financial services industries.

The Portfolio invests approximately 25% of its assets in fixed-income securities consisting of U.S. Government Treasury Securities with various maturities.

Growth and Income Series stocks are drawn from the following industries:


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Portfolio Percentages as of 8/31/00
Technology                                  18%
Medical                                     16%
Financial Services                          15%
Telecommunications Equipment/Services       12%
Consumer Products                            6%
Energy                                       3%
Diversified Manufacturing Operations         2%
Advertising                                  1%
Communications                               1%
Multimedia                                   1%
U.S. Government Treasury Securities         25%


The following countries are represented in the Portfolio:

Portfolio Percentages as of 8/31/00
United States, Equity                       52%
United States, Fixed Income                 25%
Japan                                        5%
United Kingdom                               5%
Sweden                                       4%
Canada                                       3%
Finland                                      2%
Switzerland                                  2%
France                                       1%
Netherlands                                  1%

Offered By:
This portfolio is offered by Merrill Lynch (BBA00B), PaineWebber (BBA00B), Morgan Stanley Dean Witter (BBAA00B).

Portfolio Holdings

Dividend information for the securities listed below is available in the prospectus for this Fund. The offering, redemption and repurchase prices for the Fund take into account expenses and sales changes.

Therefore, you will not be able to calculate these prices (or related performance information) with the security prices and weightings listed below.

As of September 06, 2000


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Security                                  Symbol         Price    % of Portfolio

US Treasury (6.5% 15-AUG-2005)                          102.38         5.17
US Treasury (6.25% 31-AUG-2002)                         100.38         5.07
US TREASURY (6.00% 15-AUG-2004)                         100.22         5.06
US TREASURY (5.75% 15-AUG-2003)                          99.38         5.02
US Treasury (5.5% 31-AUG-2001)                           99.38         5.02
Northern Trust Corporation                  NTRS         84.58         2.23
General Electric Company                      GE         59.00         2.04
Skandia Forsakrings AB                   SDIA SS         21.06         2.00
Nortel Networks Corporation                   NT         77.38         1.98
Goldman Sachs Group Inc.                      GS        128.13         1.95
JDS Uniphase Corporation                    JDSU        116.75         1.86
The Charles Schwab Corporation               SCH         39.00         1.70
Genentech, Inc.                              DNA        170.00         1.65
NTT Docomo Inc                             NTDMY        141.50         1.57
Network Appliance, Inc.                     NTAP        101.63         1.55
Vodafone AirTouch Plc                     VOD GS          4.06         1.55
Svenska Handelsbanken - A Shares         SHBA SS         16.60         1.54
EMC Corporation                              EMC         96.63         1.54
American International Group, Inc.           AIG         87.75         1.52
Microsoft Corporation                       MSFT         69.44         1.49
Xilinx, Inc.                                XLNX         81.94         1.48
Pfizer, Inc.                                 PFE         39.63         1.43
Axa                                        CS FR        144.57         1.40
Cisco Systems, Inc.                         CSCO         64.25         1.34
Bank of New York Co. Inc.                     BK         53.75         1.19
Juniper Networks, Inc.                      JNPR        209.69         1.16
VERITAS Software Corporation                VRTS        118.50         1.15


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Security                                  Symbol         Price    % of Portfolio

Sonera Corporation                          SNRA         31.81         1.13
Enron Corporation                            ENE         84.38         1.11
Charter Communications, Inc.                CHTR         15.06         1.11
SONY Corporation                             SNE        106.44         1.11
Broadcom Corporation                        BRCM        225.88         1.10
Julius Baer Holding Limited              BAER SW      5,174.74         1.08
Viacom Inc.                                 VIAB         64.63         1.08
PMC-Sierra, Inc.                            PMCS        217.05         1.05
Wal-Mart Stores, Inc.                        WMT         50.38         1.05
Intel Corporation                           INTC         65.70         1.05
Glaxo Holdings                            GLXOGS         27.79         1.04
Telefonaktiebolaget LM Ericsson AB         ERICY         20.00         1.01
Ballard Power Systems Inc.                  BLDP        110.06         0.99
MedImmune, Inc.                             MEDI         74.31         0.98
Keyence Corporation 6861 JP               KYC JP        348.67         0.97
Nokia Corporation                            NOK         43.44         0.97
Best Buy Company, Inc.                       BBY         61.00         0.93
Lowe's Companies                             LOW         47.63         0.93
COLT Telecom Group Plc                    CTM LN         31.97         0.89
Millennium Pharmaceuticals                  MLNM        139.25         0.87
Chase Manhattan Corporation                  CMB         56.50         0.82
The Home Depot, Inc.                          HD         50.63         0.81
Nintendo Company Ltd.                      NTDOY         22.03         0.80
Apple Computer, Inc.                        AAPL         58.44         0.77
Dell Computer Corporation                   DELL         39.50         0.77
Human Genome Sciences, Inc.                 HGSI        156.38         0.76
Sepracor Inc.                               SEPR         99.00         0.76


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Security                                  Symbol         Price    % of Portfolio

Brocade Communications Systems, Inc.        BRCD        216.88         0.75
Bristol-Myers Squibb Company                 BMY         50.75         0.74
Omnicom Group Inc.                           OMC         81.75         0.74
NTT Data Corporation                     NMSI JT     10,583.01         0.74
Schering-Plough Corporation                  SGP         39.06         0.73
Sycamore Networks, Inc.                     SCMR        131.63         0.73
Abgenix, Inc.                               ABGX         69.38         0.72
Immunex Corporation                         IMNX         44.38         0.71
America Online, Inc.                         AOL         56.50         0.71
Eli Lilly and Company                        LLY         67.19         0.70
ARM Holdings Plc                          ARM GS         11.29         0.70
Phonak Holding AG                        PHBN SW      3,027.74         0.63
Fuel Cell Energy, Inc.                      FCEL        124.00         0.43
CuraGen Corporation                         CRGN         44.00         0.43
Johnson & Johnson                            JNJ         93.25         0.39
Smithkline Beecham Plc                     SB GS         12.64         0.38
ImClone Systems, Inc.                       IMCL         90.13         0.38
Capstone Turbine Corporation                CPST         89.50         0.38
ING Groep N.V.                            IGPENA         66.19         0.37
Roche Holding AG                           ROHBY         86.00         0.36
Sonic Innovations Inc.                      SNCI         10.06         0.36
American Home Products Corporation           AHP         51.00         0.36
Pharmacia Corporation                        PHA         55.94         0.35
Chiron Corporation                          CHIR         49.50         0.35
MCI WorldCom, Inc.                          WCOM         31.50         0.33
Novartis AG                              NOVZN.S      1,464.35         0.31

Selection Methodology

The Portfolio Consultants for this Portfolio are Wall Street veterans William Sterling and Stephen Waite, authors of the book "Boomernomics," and authorities on the trends of baby boomers. Sterling and Waite, together with their team of financial professionals, select the securities they believe are likely to benefit from future baby boomer trends.

Baby Boom Stock Selections

When selecting stocks for the Baby Boom Economy Growth & Income Series, our Portfolio Consultants take a top-down approach to determine the sectors they believe are likely to benefit from the maturing boomer population. Stocks within these sectors are also analyzed by Defined Asset Funds for market capitalization and liquidity.

Baby Boom Treasury Security Selections

Five AAA-rated U.S. Treasury notes, one maturing in each of the next five years, are chosen to help balance the Portfolio and increase current income.

Fees & Expenses

Defining Your Costs
First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge of $15.00 per 1,000 units, about 1.50%.

                                                As a % of Public      Amount Per
                                                 Offering Price      1,000 Units
Initial Sales Charge                                  1.00%             $10.00
Deferred Sales Charge                                 1.50%             $15.00
Maximum Sales Charge                                  2.50%             $25.00
Creation and Development Fee
(as a % of net assets on date of deposit -           0.250%             $ 2.48
8/31/00)
Estimated Annual Expenses                            0.408%             $ 4.03
(as a % of net assets on date of deposit)
Estimated Organization Costs                                            $ 0.97


If you sell your units before the termination date, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge on that Portfolio.


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Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.


                                                  Your Maximum Sales Charge
If You Invest:                              (as a % of your investment) Will Be:
Less than $50,000                                           2.50%
$50,000 to $99,999                                          2.25%
$100,000 to $249,000                                        1.75%
$250,000 to $999,999                                        1.50%
$1,000,000 or more                                          0.75%

Is this Fund appropriate for you?

The Growth and Income Portfolio is designed to meet the financial needs of investors who are generally in their prime earning years. While they frequently can afford to invest more of their money, they have less time in the workforce to recover assets in the event of a loss in the stock market.

Risk Considerations

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any question you may have.

A substanial portion of the stocks in the Portfolio are of foreign issuers and can involve special risks, including higher price volatility and currency fluctuations.

The Portfolio is designed for investors who can assume the risks associated with equity investments, and may not be appropriate for investors seeking capital preservation or current income.

The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile. Changes in interest rates could also adversely affect the value of any portfolio.

There can be no assurance that the Portfolio will meet its objective.

The Portfolio is concentrated in stocks in the technology sector, which may involve special risks.

Distribution and Taxes

Distribution Frequency (if any)
One (1) per year


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Reinvestment Options

By selecting the reinvestment option, you're choosing to have your distributions used to purchase additional units of the fund (reinvestment). As such, your investment will increase each distribution period, and because distribution payments are based in part on the size of your investment, these payments may increase proportionately. Taking part in the cycle of reinvestment may compound the returns of your Defined Fund investment.

Tax Reporting

Generally, dividends and any net capital gains will be subject to tax each year, whether or not reinvested. By holding this Fund for more than one year, investors may be eligible for favorable Federal tax rates on net long-term capital gains (currently no more than 20%). Please consult your tax advisor concerning state and local taxation.

Trustee

The Chase Manhattan Bank
Unit Investment Trust Department
4 New York Plaza - 6th Floor
New York, New York 10004
1-800-323-1508

Defined Asset Funds [Registered] are established as Unit Investment Trusts. By definition, a trust account requires a trustee. The trustee holds the trust securities, ensuring their safekeeping until the trust is terminated. The trustee is also responsible for recordkeeping, for collecting any interest or dividend income and principal payments, and for distributing this money to investors.


                           LINKS TO SPONSOR WEB SITES


Merrill Lynch   Salomon Smith Barney   PaineWebber   Morgan Stanley Dean Witter

This fund is eligible for purchase through the Unlimited Advantage [SM] program. Therefore, performance information, fees and expenses will differ from those shown on this site. Please contact your financial professional for details specific to Unlimited Advantage accounts.

Not all strategies are appropriate at all times. The opinions expressed in this site do not constitute investment advice. Independent advice should be sought in cases of doubt.

For more complete information about any of the funds, including their risks, fees, sales charges and other expenses, please download a prospectus from this site, or obtain one free of charge from your financial professional. The prospectus should be read carefully before you invest or send money.

Not all funds are registered for sale in all states. Ask your financial representative about the availability of specific funds in your state. In addition, the funds described here are not available to investors outside the U.S. Defined Asset Funds are sold by prospectus only. The prospectus is not an offer to sell or a solicitation of an offer to buy units in the funds, nor shall any such units be offered or sold to any person in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.

As a unitholder, you may receive taxable dividends and capital gains. Taxes on these distributions can affect the returns you realize from your investment. The Sponsors do not offer tax advice except to suggest that you consider the impact of taxes and that you may want to consult with your tax advisor before making any investment.

Funds holding international securities can involve different risks than US investments. The risks include political and economic instability, changing currency exchange rates, foreign taxes and differences in financial accounting standards.

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